Additional Information - Condensed Financial Statements of the Parent Company - Summary of Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 82,709	$ 11,880	¥ 205,604	$ 29,533	¥ 206,509	¥ 18,403
Total current assets	104,462	15,005	218,013
Non-current assets:
Prepayments and other current assets	18,774	2,697	5,924
Total non-current assets	36,221	5,202	18,646
TOTAL ASSETS	140,683	20,207	236,659
LIABILITIES
Total current liabilities	192,124	27,596	155,814
TOTAL LIABILITIES	192,124	27,596	155,814
TOTAL MEZZANINE EQUITY	1,946,990		1,006,804		790,619	229,552
SHAREHOLDERS' DEFICIT:
Ordinary shares (US$0.0001 par value, 930,963,910 shares authorized as of December 31, 2018 and 2019, respectively, 260,000,000 issued and outstanding as of December 31, 2018 and 285,428,430 shares issued and 260,000,000 shares outstanding as of December 31, 2019, respectively)	189	27	171
Treasury stock	18	3
Accumulated deficit	(2,003,031)	(287,717)	(929,888)
Accumulated other comprehensive income	4,429	636	3,758
TOTAL SHAREHOLDERS' DEFICIT:	(1,998,431)	(287,057)	(925,959)		(703,081)	(254,334)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	140,683	$ 20,207	236,659
Series A Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	344,876		164,733		121,421	30,658
Series B Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	400,476		195,422		145,691	50,621
Series C Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	485,302		249,150		190,190	119,672
Series C1 Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	117,973		60,433		46,081	28,601
Series C1 Plus Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	92,966		49,539		38,556	0
Series D Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	438,439		250,098		216,960	0
Series D1 Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	66,958		37,429		31,720	0
Parent Company [Member]
Current assets:
Cash and cash equivalents	16,845		52,237		¥ 50,697	¥ 149
Total current assets	16,845		52,237
Non-current assets:
Prepayments and other current assets	6,720
Investments in subsidiaries, VIE and subsidiaries of VIE	(74,979)		28,658
Total non-current assets	(68,259)		28,658
TOTAL ASSETS	(51,414)		80,895
LIABILITIES
Accrued expenses and other current liabilities	27		50
Total current liabilities	27		50
TOTAL LIABILITIES	27		50
TOTAL MEZZANINE EQUITY	1,946,990		1,006,804
SHAREHOLDERS' DEFICIT:
Ordinary shares (US$0.0001 par value, 930,963,910 shares authorized as of December 31, 2018 and 2019, respectively, 260,000,000 issued and outstanding as of December 31, 2018 and 285,428,430 shares issued and 260,000,000 shares outstanding as of December 31, 2019, respectively)	189		171
Treasury stock	(18)
Accumulated deficit	(2,003,031)		(929,888)
Accumulated other comprehensive income	4,429		3,758
TOTAL SHAREHOLDERS' DEFICIT:	(1,998,431)		(925,959)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	(51,414)		80,895
Parent Company [Member] | Series A Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	344,876		164,733
Parent Company [Member] | Series B Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	400,476		195,422
Parent Company [Member] | Series C Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	485,302		249,150
Parent Company [Member] | Series C1 Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	117,973		60,433
Parent Company [Member] | Series C1 Plus Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	92,966		49,539
Parent Company [Member] | Series D Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	438,439		250,098
Parent Company [Member] | Series D1 Convertible Redeemable Preferred Shares [Member]
LIABILITIES
TOTAL MEZZANINE EQUITY	¥ 66,958		¥ 37,429